EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital	The Company’s shares consist of the following:

	December 31, 2018	Movement in year	December 31, 2019	Movement in year	December 31, 2020
Issued shares	1,021,903,623	—	1,021,903,623	80,906,149	1,102,809,772
Treasury shares	(8,335,365)	(1,488,837)	(9,824,202)	(12,251,157)	(22,075,359)
Total outstanding shares	1,013,568,258	(1,488,837)	1,012,079,421	68,654,992	1,080,734,413

Earnings Per Share
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
Net (loss) / income attributable to equity holders of the parent	(733)	(2,454)	5,149
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	1,140	1,013	1,015
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	—	—	6
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	1,140	1,013	1,021

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2017	Annual general shareholders’ meeting on May 9, 2018	0.10	June 13, 2018	101
Dividend for financial year 2018	Annual general shareholders’ meeting on May 7, 2019	0.20	June 13, 2019	203
Dividend for financial year 2019	Annual general shareholders’ meeting on June 13, 2020	—	—	—

Schedule of Subsidiaries

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC [1]	United States	Sold
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
ArcelorMittal Italia S.p.A.[2]	Italy	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%
1. On December 9, 2020, the Company completed the sale of ArcelorMittal USA (see note 2.3.1).
2. On December 10, 2020, the Company signed a binding agreement with Invitalia, an Italian state-owned company, forming a public-private joint venture between the parties. As a result, the carrying amount of the assets and liabilities of ArcelorMittal Italia was classified as held for sale and the Company's investment in ArcelorMittal Italia will be accounted for under the equity method upon closing of the first investment (expected in the first quarter of 2021) (see note 2.3.2).
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2020	% of non-controlling interests and non- controlling voting rights at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020	Non-controlling interests at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019	Non-controlling interests at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018
AMSA	South Africa	30.78%	30.78%	(34)	24	(98)	74	29
Sonasid[1]	Morocco	67.57%	67.57%	—	114	—	103	2
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(1)	151	(5)	185	15
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	33	116	28	141	28
Hera Ermac[2]	Luxembourg	—	—	—	855	—	801	—
AMMC	Canada	15.00%	15.00%	127	466	114	486	91
Arceo	Belgium	62.86%	62.86%	2	167	3	154	4
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	28	(222)	18	(250)	(2)
Other				—	286	3	268	14
Total				155	1,957	63	1,962	181
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).
Financial Information of Subsidiaries with Material Non-controlling Interests
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2020 and 2019 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2020, 2019 and 2018.

	December 31, 2020
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	853	214	1,050	200	694	1,566	182	153
Non-current assets	572	114	2,871	112	1,044	2,987	89	150
Total assets	1,425	328	3,921	312	1,738	4,553	271	303
Current liabilities	875	115	619	93	54	515	—	1,583
Non-current liabilities	471	48	354	9	113	633	—	55
Net assets	79	165	2,948	210	1,571	3,405	271	(1,335)

	December 31, 2020
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	1,526	324	2,348	650	—	2,746	—	361
Net income (loss)	(110)	(1)	17	75	(208)	849	4	192
Total comprehensive income (loss)	(138)	3	14	79	(208)	747	4	192

	December 31, 2020
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	30	39	697	86	(209)	922	8	223
Net cash provided by / (used in) investing activities	(13)	(5)	(212)	(12)	208	(137)	20	(19)
Net cash provided by / (used in) financing activities	77	(1)	(485)	(65)	1	(870)	(6)	(204)
Impact of currency movements on cash	19	6	(11)	(2)	—	—	5	—
Cash and cash equivalents:
At the beginning of the year	60	53	42	13	—	210	46	1
At the end of the year	173	92	31	20	—	125	73	1
Dividend to non-controlling interests				(27)		(126)	(3)

	December 31, 2019
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	997	188	1,557	225	905	1,434	129	155
Non-current assets	618	102	3,530	148	1,193	3,083	122	123
Total assets	1,615	290	5,087	373	2,098	4,517	251	278
Current liabilities	907	101	1,130	98	298	457	1	1,739
Non-current liabilities	468	39	446	14	76	591	1	46
Net assets	240	150	3,511	261	1,724	3,469	249	(1,507)

	December 31, 2019
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,864	366	2,420	761	—	2,655	—	257
Net income (loss)	(319)	(1)	(100)	63	144	766	5	115
Total comprehensive income (loss)	(312)	—	(141)	64	144	761	5	115

	December 31, 2019
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(35)	9	163	76	857	1,045	9	84
Net cash provided by / (used in) investing activities	(79)	(5)	(270)	(12)	(114)	(332)	17	(18)
Net cash provided by / (used in) financing activities	97	(6)	68	(62)	(743)	(683)	(7)	(65)
Impact of currency movements on cash	5	—	8	—	—	—	—	—
Cash and cash equivalents:
At the beginning of the year	72	55	73	11	—	180	27	—
At the end of the year	60	53	42	13	—	210	46	1
Dividend to non-controlling interests	—	(4)	—	(18)	—	(102)	(5)	—

	December 31, 2018
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	3,440	396	2,497	771	—	2,396	—	132
Net income (loss)	95	4	340	59	(555)	636	6	(12)
Total comprehensive income (loss)	(40)	5	331	62	(555)	642	6	(12)

	December 31, 2018
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	69	22	313	47	38	735	10	(18)
Net cash provided by / (used in) investing activities	132	(5)	(346)	(14)	(38)	(134)	14	(29)
Net cash provided by / (used in) financing activities	(260)	—	50	(27)	—	(579)	(9)	47
Impact of currency movements on cash	(10)	—	(4)	—	—	—	(1)	—
Cash and cash equivalents:
At the beginning of the year	141	38	60	5	—	158	13	—
At the end of the year	72	55	73	11	—	180	27	—
Dividend to non-controlling interests	—	—	—	(18)	—	(87)	(7)	—